Other Income (Tables)	12 Months Ended
Dec. 31, 2025
Other Income [Abstract]
Schedule of Other Income
	For the years ended December 31,
	2023	2024	2025
Government grants	$28,703	$—	$—
Management fee income	29,423	4,276	3,567
Management fee income from related parties	25,961	17,103	14,272
Insurance compensation	55,903	—	—
Miscellaneous income	3,350	16,047	20,902
Total	$143,340	$37,426	$38,741